EXPLORATION AND EVALUATION ASSETS (Details Narrative)												1 Months Ended		6 Months Ended			12 Months Ended						18 Months Ended	48 Months Ended
	Apr. 26, 2021 CAD ($)	Feb. 18, 2020 DKK (kr)	Feb. 18, 2020 CAD ($)	May 04, 2018 DKK (kr)	May 04, 2018 CAD ($)	Apr. 11, 2016	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 DKK (kr)	Mar. 04, 2012 CAD ($)	Aug. 15, 2011 DKK (kr)	Aug. 15, 2011 CAD ($)	May 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($)	Jun. 30, 2022 DKK (kr)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Jun. 30, 2022	Dec. 31, 2015 DKK (kr)	Dec. 31, 2015 CAD ($)	Jun. 04, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Total expenditure																										$ 61,783
Restoration obligations															$ 9,481	$ 96,430
Property investigation expense															22,564	4,195
Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties							$ 10,000
Exploration related cost															5,000	5,000
Exploration and license related expenditure															12,806	10,746
Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties							$ 8,000
Exploration related cost															4,000	4,000
Exploration and license related expenditure															11,806	9,746
Quetico Property [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditure															$ 4,799	11,668
Exploration claim description														By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office.	By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office.
Impaired amount for exploration and evaluation assets																		$ 71,466
Recoverable amount for exploration and evaluation assets																		124,348
Quetico Property [Member] | Prior to April 26, 2021 [Member]
IfrsStatementLineItems [Line Items]
Work commitment amount	$ 324,000											$ 323,600	$ 323,600
Lingman Lake Property [Member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluations assets impaired																		27,657
Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditure															$ 82,527	69,169		133,772
Percentage of net smelter return royalties														2.50%	2.50%
Percentage of net smelter return royalties after reduction														1.00%	1.00%
Payment required to reduce net smelter return royalties															$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties																							60 days
License period, description																							At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Period of additional license application after year 13																							3 years
Period of additional license application for years 11-13																							3 years
Restoration obligations																			$ 267,000
Reversal of excess provision																		94,606
Sulussugut License [Member]
IfrsStatementLineItems [Line Items]
Exploration related cost																		$ 56,367,505				$ 26,115,831
Exploration and license related expenditure															67,622	49,445
License period, description																	The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.	The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.
License fee paid										kr 31,400	$ 5,742									kr 40,400	$ 7,982
Period of additional license application after first period						5 years
Exploration requirement																								kr 83,809,340	$ 15,808,386
Amount of license carried credits																	kr 285,866,733	$ 57,026,697
Approved exploration expenditures																	1,921,180	384,236
Ininngui License [Member]
IfrsStatementLineItems [Line Items]
Exploration related cost																		5,221,333
Exploration and license related expenditure															$ 12,567	14,306
License period, description								The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023.	The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023.					The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.	The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.
License fee paid								kr 32,200	$ 5,755
Amount of license carried credits																	kr 30,515,237	6,087,393
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description														the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2021, the Company has not used the procedure for the license.	the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2021, the Company has not used the procedure for the license.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash														50.00%	50.00%
Carbonatite License [Member]
IfrsStatementLineItems [Line Items]
Exploration related cost																		$ 1,511,400
Exploration and license related expenditure															$ 2,338	5,022
License period, description				The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2021, the Company received a license extension, which provides for renewal until December 31, 2024.	The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2021, the Company received a license extension, which provides for renewal until December 31, 2024.												The credit available from each year may be carried forward 3 years plus a 1-year extension and expire between December 31, 2023 to December 2024.	The credit available from each year may be carried forward 3 years plus a 1-year extension and expire between December 31, 2023 to December 2024.
License fee paid				kr 31,000	$ 6,523
Amount of license carried credits																	kr 10,577,191	$ 2,110,012
West Greenland Prospecting License [Member]
IfrsStatementLineItems [Line Items]
Exploration related cost															0	$ 396
License period, description		the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024.	the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024.
License fee paid		kr 21,900	$ 4,301
High Atlas Project In Morocco [Member]
IfrsStatementLineItems [Line Items]
License fee paid														kr 528,000	$ 65,000